(5) Geographic Information	3 Months Ended
Dec. 31, 2013
Notes
(5) Geographic Information

(5)           GEOGRAPHIC INFORMATION

During the three months ended December 31, 2013, the Company recognized revenues from international sources from its products and monitoring services.  Revenues are attributed to the geographic areas based on the location of the customers purchasing and leasing the products and services.  The revenues recognized by geographic area for the three months ended December 31, 2013 and 2012, are as follows:

	December 31, 2013	December 31, 2012
United States of America	$ 1,884,164	$ 1,768,366
Latin American Countries	-	3,018,477
Caribbean Countries and Commonwealths	756,678	786,530
Other Foreign Countries	18,452	14,699
Total	$ 2,659,294	$ 5,588,072

The long-lived assets, net of accumulated depreciation, used in the generation of revenues by geographic area as of December 31, 2013 and September 30, 2013, were as follows:

	Net Property and Equipment		Net Monitoring Equipment
	December 31, 2013	September 30, 2013	December 31, 2013	September 30, 2013
United States of America	$ 306,579	$ 318,201	$ 1,437,866	$ 878,823
Latin American Countries	-	-	-	-
Caribbean Countries and Commonwealths	8,391	-	155,263	351,138
Other Foreign Countries	18,138	-	7,051	6,735
Total	$ 333,108	$ 318,201	$ 1,600,180	$ 1,236,696